Note 4 - Common Stock (Detail) - Schedule of Class A Common Stock outstanding	3 Months Ended	6 Months Ended										3 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2012 Reverse Stock Split [Member]	Jun. 30, 2012 Shares issued for services May 14, 2012 [Member]	Jun. 30, 2012 Shares issued for services May 31, 2012 [Member]	Jun. 30, 2012 Shares issued for cash/services June 5, 2012 [Member]	Jun. 30, 2012 Shares issued for convertible notes June 11, 2012 [Member]	Jun. 30, 2012 Shares issued for services June 14, 2012 [Member]	Jun. 30, 2012 Shares issued for cash/services June 19, 2012 [Member]	Jun. 30, 2012 Shares issued for convertible notes June 21, 2012 [Member]	Dec. 31, 2011 Shares issued pre-reverse split [Member]	Sep. 30, 2012 Shares issued for services July 5, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 5, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 5, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 6, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 10, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 10, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 11, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 11, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services July 11, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 13, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 17, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 24, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services July 27, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 1, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 7, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services August 8, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 10, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services August 13, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 #3 [Member]	Sep. 30, 2012 Shares issued for cash/services August 15, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 21, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 21, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 21, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 27, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 28, 2012 [Member]	Sep. 30, 2012 Shares issued for services September 1, 2012 [Member]	Sep. 30, 2012 Shares issued for services September 1, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for cash/services September 4, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 5, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 11, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 12, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 13, 2012 [Member]	Sep. 30, 2012 Shares issued for cash/services September 21, 2012 [Member]
5/14/2012			(190,874,048)
Shares issued for services				64,100,000	200,000			250,000				25,000,000	25,000,000		1,655,000	10,000,000	10,000,000		2,000,000											200,000	1,655,000	200,000		8,000,000	8,000,000				625,000	625,000
Shares issued for cash/services						3,000,000			1,750,000											5,000,000				5,000,000			5,000,000		5,000,000				5,000,000								10,000,000					20,000,000
Shares issued for convertible notes							3,181,818			3,214,286				3,235,294				3,235,294			3,235,294	3,235,294	3,235,294		3,235,294	3,263,158		3,263,158								8,842,105	4,105,263	2,941,176				4,947,368	4,347,826	6,521,739	3,826,087
Shares issued during the quarter	209,429,644	(115,177,944)
Ending balance	285,604,200	76,174,556									191,352,500
Begining balance	76,174,556										191,352,500